Related Party Transactions - Schedule of Conformation of Key Personnel (Detail)	Dec. 31, 2021	Dec. 31, 2020
Directors [member]
Disclosure of transactions between related parties [line items]
Number of executives	16	14
Chief Executive Officer [Member]
Disclosure of transactions between related parties [line items]
Number of executives	8	10
Division Manager [member]
Disclosure of transactions between related parties [line items]
Number of executives	21	24
Area Manager [member]
Disclosure of transactions between related parties [line items]
Number of executives	148	146
Managers [member]
Disclosure of transactions between related parties [line items]
Number of executives	122	128